Stockholders' Deficit (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 17, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2024	Apr. 12, 2024	Mar. 31, 2024	Jul. 13, 2023	Dec. 31, 2021
Stockholders' Deficit (Details) [Line Items]
Authorized shares of common stock				200,000,000	250,000,000	75,000,000
Common stock shares par value (in Dollars per share)				$ 0.001	$ 0.001	$ 0.001
Shares authorized				50,000,000	0
Preferred stock par value (in Dollars per share)				$ 0.001	$ 0.001
Shares of common stock issued				81,074,842	80,744,354	65,828,862
Private placements (in Dollars)				$ 737,609	$ 10,753,725
Compensation expense (in Dollars)				$ 3,030	$ 909,218
Fair value per share (in Dollars per share)				$ 1.25	$ 1.25
Shares of common stock outstanding				81,074,842	80,744,354	65,828,862
Shares of common stock	68,000,000
Short term loans (in Dollars)				$ 335,000				$ 325,000
Warrant [Member]
Stockholders' Deficit (Details) [Line Items]
Reserved shares of common stock				41,191,116	41,191,116
Exercise of warrants shares common stock (in Dollars per share)				$ 10,842,453	$ 10,842,453
Minimum [Member]
Stockholders' Deficit (Details) [Line Items]
Authorized shares of common stock										75,000,000
Maximum [Member]
Stockholders' Deficit (Details) [Line Items]
Authorized shares of common stock										250,000,000
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Reserved shares of common stock				10,000,000			10,000,000
Shares of common stock outstanding		68,000,000	67,700,119	81,074,842	80,744,354	65,828,862			80,896,865		39,507,811
Shares of common stock		299,881	1,949,226		2,249,107	10,647,272
Proton Green LLC [Member]
Stockholders' Deficit (Details) [Line Items]
Shares of common stock	68,000,000
Short-Term Debt [Member]
Stockholders' Deficit (Details) [Line Items]
Short term loans (in Dollars)					$ 295,000
Director [Member]
Stockholders' Deficit (Details) [Line Items]
Shares of common stock issued				2,424
Executive Officer [Member]
Stockholders' Deficit (Details) [Line Items]
Shares of common stock issued					727,374
Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Shares of common stock issued					80,744,354	65,828,862
Shares of common stock outstanding					80,744,354	65,828,862
Principal amount of common stock at valuation (in Dollars)					$ 250,000,000
Common Stock [Member] | Proton Green LLC [Member]
Stockholders' Deficit (Details) [Line Items]
Shares of common stock issued	68,000,000
Shares of common stock	68,000,000
Private Placement [Member]
Stockholders' Deficit (Details) [Line Items]
Shares of common stock issued				80,899
Private placements (in Dollars)				$ 250,000
Private Placement [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Shares of common stock issued				328,064	7,770,980
Private Placements [Member] | Common Stock [Member]
Stockholders' Deficit (Details) [Line Items]
Shares of common stock					236,000